Restructuring And Other Initiatives Restructuring and Other Special Charges, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 02, 2013
Restructuring and Related Activities [Abstract]
Restructuring Charges	$ 1,900	$ 2,300